Contingent liabilities and financial commitments - US Tobacco Litigation - Additional Information (Details)		12 Months Ended		36 Months Ended
	Aug. 17, 2006 SUBJECT	Dec. 31, 2023 USD ($) DISTRICTCOURT CASE CLASSACTION REIMBURSEMENT	Dec. 31, 2023 GBP (£) DISTRICTCOURT CASE CLASSACTION REIMBURSEMENT	Dec. 31, 2023 CASE CLASSACTION REIMBURSEMENT	Apr. 30, 2016 CLASSACTION	May 22, 2009 CLASSACTION	Sep. 22, 1999 USD ($)	Sep. 22, 1999 GBP (£)
Disclosure Of Commitments And Contingencies [Line Items]
Industry claim for disgorgement							$ 280,000,000,000	£ 219,600,000,000
Number of brand descriptors directed by court for corrective communications | SUBJECT	5
Percentage of additive-free cigarettes		100.00%	100.00%
Class action alleged excess amount that plaintiffs seeking		$ 5,000,000	£ 3,900,000
Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Class action alleged maximum amount that plaintiffs seeking		$ 75,000	£ 58,823
US tobacco related actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class action raised against plaintiffs seeking more than 5m | CLASSACTION		16	16
Number of class action raised against plaintiffs seeking less than 75k | CLASSACTION		1	1
Young v. American Tobacco Co.
Disclosure Of Commitments And Contingencies [Line Items]
Other putative class action case filed date		1997-11	1997-11
RICO judgment
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions | CLASSACTION						3
R J R T B and W and Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | CLASSACTION		1	1	1
R J R T B and W and Lorillard Tobacco | Crow Creek Sioux Tribe and American Tobacco Co
Disclosure Of Commitments And Contingencies [Line Items]
Number reimbursement pending | REIMBURSEMENT		1	1	1
Reynolds defendants
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs				32
Number of cases dismissed during trial				2
Number of cases for which new trial is ordered				1
Reynolds defendants | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants				8
Total number of cases affirmed in favour of plaintiffs				23
Reynolds defendants | Oregon
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants				1
Total number of cases affirmed in favour of plaintiffs				2
Reynolds defendants | Massachusetts
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants				4
Total number of cases affirmed in favour of plaintiffs				3
Reynolds defendants | New Mexico
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs				2
Reynolds defendants | Illinois
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants				1
Reynolds defendants | DISTRICT OF COLUMBIA
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants				1
Reynolds defendants | VIRGINIA
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs				1
Reynolds defendants | NORTH CAROLINA
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs				1
SFNTC
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | CLASSACTION		17	17	17
Percentage of additive-free cigarettes		100.00%	100.00%
Number of putative class actions filed | CLASSACTION		17	17	17	16
Hearing period		5 days	5 days
United States | Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial		28	28	28
United States | R J R T B and W and Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Total number of tobacco product liability case		1,748	1,748
United States | US Tobacco litigation
Disclosure Of Commitments And Contingencies [Line Items]
Category of case		4	4
United States | Reynolds defendants
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial		44	44	44
Number of cases defendants				58
Number of cases, mistrials declared				11
Total number of cases affirmed in favour of defendants				15
United States | Reynolds defendants | Individual smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial		33	33	33
United States | Reynolds defendants | Filter cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial		9	9	9
United States | Reynolds defendants | Other non smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial		1	1	1
United States | SFNTC
Disclosure Of Commitments And Contingencies [Line Items]
Number of district courts filed class actions cases | DISTRICTCOURT		9	9